SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands	2 Months Ended
	Aug. 31, 2026 USD ($) $ / shares shares	Jul. 31, 2026 shares	Jun. 30, 2026 ₪ / shares shares	Dec. 31, 2025 ₪ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares per share | ₪ / shares			₪ 0.2	₪ 0.2
Ordinary shares issued			13,535,843	8,718,193
ATM offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued			1,431,386
ATM offering [Member] | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average share price | $ / shares	$ 0.542
Ordinary shares issued	18,052,405	4,515,898
Gross proceeds from ordinary shares and pre-funded warrants | $	$ 2,450
ATM offering [Member] | Subsequent Events [Member] | Restricted Share Units (RSUs) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued	664